Retirement Benefit Obligations - Summary of Net Charge to Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	€ 45	€ 43	€ 36
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	25	23	24
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	7	7	(11)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	5	6	14
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	€ 8	€ 7	€ 9